OPERATING LEASE	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lessee, Operating Leases
16. OPERATING LEASE
The Company has operating leases primarily for office and operation space. The Company’s operating lease arrangements have remaining terms of one year to five years with no variable lease costs.
Operating lease costs were RMB 19,135 and 15,732 for the years ended December 31, 2019 and 2020.
Supplemental cash flow information related to leases were as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities	17,528	14,686
Right-of-use assets obtained in exchange for operating lease liabilities	46,551	—
Supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Right-of-use assets	43,043	11,324
Operating lease liabilities - current	17,559	6,988
Operating lease liabilities – non-current	27,734	8,309

Total lease liabilities	45,293	15,297

Weighted average remaining lease term	3	1.7
Weighted average discount rate	4.75%	4.75%
Maturities of lease liabilities are as follows:

As of December 31, 2020
RMB
2021	7,316
2022	5,392
2023	3,454
2024	61
2025	—

Total operating lease payments	16,223
Less: imputed interest	(926)

Total	15,297

For the years ended December 31, 2018, the Company recognized lease expense of RMB 17,522 respectively, under ASC 840.